CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Subscription Receivable	Previously Reported Accumulated Deficit	Previously Reported	Revision of Prior Period, Adjustment Common Stock	Revision of Prior Period, Adjustment Additional Paid-in Capital	Revision of Prior Period, Adjustment Subscription Receivable	Revision of Prior Period, Adjustment Accumulated Deficit	Revision of Prior Period, Adjustment	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balance as of beginning of period (in shares) at Dec. 31, 2020					13,914,370					(13,914,370)
Balance as of beginning of period at Dec. 31, 2020					$ 14					$ (14)
Balance as of end of period (in shares) at Dec. 31, 2021					14,382,093					(14,382,093)					0
Balance as of end of period at Dec. 31, 2021					$ 14					$ (14)					$ 0
Balance as of beginning of period (in shares) at Dec. 31, 2020						5,682,691					5,682,691
Beginning balance at Dec. 31, 2020		$ 14,200		$ (29,157)	(14,943)	$ 1	$ 13				$ 1	$ 14,213		$ (29,157)	(14,943)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation												93			$ 93,000
Exercise of common stock options (in shares)											191,020				191,020
Exercise of common stock options												63			$ 63,000
Net loss														(23,265)	(23,265)
Balance as of ending of period (in shares) at Dec. 31, 2021						5,873,711					5,873,711
Ending balance at Dec. 31, 2021		14,356	$ 0	(52,422)	$ (38,052)	$ 1	13	$ 0	$ 0	$ 0	$ 1	14,369	$ 0	(52,422)	$ (38,052)
Balance as of end of period (in shares) at Sep. 30, 2022															0
Balance as of end of period at Sep. 30, 2022															$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation												54	0	0	54
Exercise of common stock options (in shares)											485,939
Exercise of common stock options												160	0	0	160
Net loss												0	0	(19,806)	(19,806)
Balance as of ending of period (in shares) at Sep. 30, 2022											6,359,650
Ending balance at Sep. 30, 2022											$ 1	14,583	0	(72,228)	$ (57,644)
Balance as of beginning of period (in shares) at Dec. 31, 2021					14,382,093					(14,382,093)					0
Balance as of beginning of period at Dec. 31, 2021					$ 14					$ (14)					$ 0
Balance as of end of period (in shares) at Dec. 31, 2022					32,575,043					(32,575,043)					0
Balance as of end of period at Dec. 31, 2022					$ 33					$ (33)					$ 0
Balance as of beginning of period (in shares) at Dec. 31, 2021						5,873,711					5,873,711
Beginning balance at Dec. 31, 2021		14,356	0	(52,422)	(38,052)	$ 1	13	0	0	0	$ 1	14,369	0	(52,422)	(38,052)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation												69			$ 69
Exercise of common stock options (in shares)											486,296				486,296
Exercise of common stock options												161			$ 161
Net loss														(26,754)	(26,754)
Balance as of ending of period (in shares) at Dec. 31, 2022						13,303,795					13,303,795
Ending balance at Dec. 31, 2022		80,706	0	(79,176)	$ 1,563	$ 1	32	0	0	$ 0	$ 1	80,738	0	(79,176)	$ 1,563
Balance as of beginning of period (in shares) at Jun. 30, 2022					14,474,484					(14,474,484)					0
Balance as of beginning of period at Jun. 30, 2022					$ 14					$ (14)					$ 0
Balance as of end of period (in shares) at Sep. 30, 2022															0
Balance as of end of period at Sep. 30, 2022															$ 0
Balance as of beginning of period (in shares) at Jun. 30, 2022	0					5,911,444					5,911,444
Beginning balance at Jun. 30, 2022	$ 0	14,405	0	(65,535)	$ (51,116)	$ 1	13	0	0	$ 0	$ 1	14,418	0	(65,535)	(51,116)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation											$ 0	16	0	0	16
Exercise of common stock options (in shares)											448,206
Exercise of common stock options											$ 0	149	0	0	149
Net loss											$ 0	0	0	(6,693)	(6,693)
Balance as of ending of period (in shares) at Sep. 30, 2022											6,359,650
Ending balance at Sep. 30, 2022											$ 1	14,583	0	(72,228)	$ (57,644)
Balance as of beginning of period (in shares) at Dec. 31, 2022					32,575,043					(32,575,043)					0
Balance as of beginning of period at Dec. 31, 2022					$ 33					$ (33)					$ 0
Balance as of end of period (in shares) at Sep. 30, 2023															0
Balance as of end of period at Sep. 30, 2023															$ 0
Balance as of beginning of period (in shares) at Dec. 31, 2022						13,303,795					13,303,795
Beginning balance at Dec. 31, 2022		80,706	0	(79,176)	$ 1,563	$ 1	32	0	0	$ 0	$ 1	80,738	0	(79,176)	1,563
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation												3,208	0	0	3,208
Reverse recapitalization transactions, net (in shares)											8,572,314
Reverse recapitalization transactions, net											$ 1	36,842	(32,915)	0	$ 3,928
Exercise of common stock options (in shares)											12,867				12,866
Exercise of common stock options												11	0	0	$ 11
Net loss												0	0	(49,348)	(49,348)
Balance as of ending of period (in shares) at Sep. 30, 2023											21,888,976
Ending balance at Sep. 30, 2023											$ 2	120,799	(32,915)	(128,524)	$ (40,638)
Balance as of beginning of period (in shares) at Jun. 30, 2023					32,606,548					(32,606,548)					0
Balance as of beginning of period at Jun. 30, 2023					$ 33					$ (33)					$ 0
Balance as of end of period (in shares) at Sep. 30, 2023															0
Balance as of end of period at Sep. 30, 2023															$ 0
Balance as of beginning of period (in shares) at Jun. 30, 2023	0					13,316,662					13,316,662
Beginning balance at Jun. 30, 2023	$ 0	$ 82,958	$ 0	$ (95,347)	$ (12,356)	$ 1	$ 32	$ 0	$ 0	$ 0	$ 1	82,990	0	(95,347)	(12,356)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation											$ 0	967	0	0	967
Reverse recapitalization transactions, net (in shares)											8,572,314
Reverse recapitalization transactions, net											$ 1	36,842	(32,915)	0	3,928
Net loss											$ 0	0	0	(33,177)	(33,177)
Balance as of ending of period (in shares) at Sep. 30, 2023											21,888,976
Ending balance at Sep. 30, 2023											$ 2	$ 120,799	$ (32,915)	$ (128,524)	$ (40,638)